Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Gary M. Small(1) $	Summary Compensation Table Total for Donald P. Hileman(2) $	Compensation Actually Paid to Gary M. Small(3) $	Compensation Actually Paid to Donald P. Hileman (3) $	Average Summary Compensation Table Total for Non-CEO NEOs (4) $	Average Compensation Actually Paid to Non-CEO NEOs (3),(4) $	PFC(5) $	KBW Nasdaq Bank Index(5) $	Net Income (in millions) $	Core Return on Assets(6) %
2023	1,107,726	-	719,472	-	560,068	479,562	92.11	84.71	111.3	1.30%
2022	1,164,109	-	766,302	-	614,574	445,583	96.66	88.97	102.2	1.29%
2021	1,845,827	-	2,158,147	-	670,632	809,502	106.24	116.64	126.1	1.68%
2020	-	3,349,504	-	3,361,718	736,489	736,502	76.39	86.37	63.1	1.51%
(1)	Gary M. Small became CEO of the Company on April 1, 2021 and is our current CEO.

(2)	Donald P. Hileman became CEO of the Company on January 1, 2014 and served as CEO until April 1, 2021, at which time he was appointed to Executive Chair.

(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:

	2023
	Gary Small $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,107,726	560,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(309,590)	(119,557)
Year-end fair value of unvested awards granted in the current year	207,280	86,933
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(262,310)	(45,139)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(45,659)	(5,542)
Forfeitures during current year equal to prior year-end fair value	-	-
Cash dividends paid on restricted stock awards	22,025	2,799
Total Adjustments for Equity Awards	(388,253)	(80,506)
Compensation Actually Paid (as calculated)	719,472	479,562

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Paul D. Nungester, Rick L. Hull, Varun Chandhok, Shannon M. Kuhl
2022: Donald P. Hileman, Paul D. Nungester, Tina M. Shaver, Varun Chandhok, Matthew T. Garrity
2021: Donald P. Hileman, Paul D. Nungester, Varun Chandhok, Matthew T. Garrity, Jason L. Gendics, Vince J. Liuzzi
2020: Gary M. Small, Paul D. Nungester, Matthew T. Garrity, Vince J. Liuzzi, Jude J. Nohra

(5)	TSR is determined based on the value of an initial fixed investment of $100, and the reinvestment of all dividends are assumed. The TSR peer group consists of the KBW Nasdaq Bank Index.

(6)	Core Return on Assets represents Net Income excluding merger-related provision and other costs divided by Total Assets.

Company Selected Measure Name			Core Return on Assets
Named Executive Officers, Footnote
(1)	Gary M. Small became CEO of the Company on April 1, 2021 and is our current CEO.

(2)	Donald P. Hileman became CEO of the Company on January 1, 2014 and served as CEO until April 1, 2021, at which time he was appointed to Executive Chair.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Paul D. Nungester, Rick L. Hull, Varun Chandhok, Shannon M. Kuhl
2022: Donald P. Hileman, Paul D. Nungester, Tina M. Shaver, Varun Chandhok, Matthew T. Garrity
2021: Donald P. Hileman, Paul D. Nungester, Varun Chandhok, Matthew T. Garrity, Jason L. Gendics, Vince J. Liuzzi
2020: Gary M. Small, Paul D. Nungester, Matthew T. Garrity, Vince J. Liuzzi, Jude J. Nohra

Peer Group Issuers, Footnote
(5)	TSR is determined based on the value of an initial fixed investment of $100, and the reinvestment of all dividends are assumed. The TSR peer group consists of the KBW Nasdaq Bank Index.

Adjustment To PEO Compensation, Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:

	2023
	Gary Small $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,107,726	560,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(309,590)	(119,557)
Year-end fair value of unvested awards granted in the current year	207,280	86,933
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(262,310)	(45,139)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(45,659)	(5,542)
Forfeitures during current year equal to prior year-end fair value	-	-
Cash dividends paid on restricted stock awards	22,025	2,799
Total Adjustments for Equity Awards	(388,253)	(80,506)
Compensation Actually Paid (as calculated)	719,472	479,562

Non-PEO NEO Average Total Compensation Amount			$ 560,068	$ 614,574	$ 670,632	$ 736,489
Non-PEO NEO Average Compensation Actually Paid Amount			$ 479,562	445,583	809,502	736,502
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:

	2023
	Gary Small $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,107,726	560,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(309,590)	(119,557)
Year-end fair value of unvested awards granted in the current year	207,280	86,933
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(262,310)	(45,139)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(45,659)	(5,542)
Forfeitures during current year equal to prior year-end fair value	-	-
Cash dividends paid on restricted stock awards	22,025	2,799
Total Adjustments for Equity Awards	(388,253)	(80,506)
Compensation Actually Paid (as calculated)	719,472	479,562

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s Net Income; and

CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company Selected Measure, which for Premier Financial is Return on Assets.

CAP and Company Core Return on Assets

Total Shareholder Return Vs Peer Group

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List, Table

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were:

●	Return on Assets;

●	Pre-Tax, Pre-Provision Income;

●	Average Loan Growth;

●	Efficiency Ratio;

●	Average Deposit Growth; and

●	Relative TSR.

Total Shareholder Return Amount			$ 92.11	96.66	106.24	76.39
Peer Group Total Shareholder Return Amount			84.71	88.97	116.64	86.37
Net Income (Loss)			$ 111,300,000	$ 102,200,000	$ 126,100,000	$ 63,100,000
Company Selected Measure Amount			0.013	0.0129	0.0168	0.0151
PEO Name	Donald P. Hileman	Gary M. Small	Gary M. Small	Gary M. Small		Donald P. Hileman
Measure:: 1
Pay vs Performance Disclosure
Name			Return on Assets
Non-GAAP Measure Description
(6)	Core Return on Assets represents Net Income excluding merger-related provision and other costs divided by Total Assets.

Measure:: 2
Pay vs Performance Disclosure
Name			Pre-Tax, Pre-Provision Income
Measure:: 3
Pay vs Performance Disclosure
Name			Average Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name			Average Deposit Growth
Measure:: 6
Pay vs Performance Disclosure
Name			Relative TSR
Gary M. Small [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,107,726	$ 1,164,109	$ 1,845,827	$ 0
PEO Actually Paid Compensation Amount			719,472	766,302	2,158,147	0
Donald P. Hileman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	3,349,504
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 3,361,718
PEO | Gary M. Small [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(388,253)
PEO | Gary M. Small [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(309,590)
PEO | Gary M. Small [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,280
PEO | Gary M. Small [Member] | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(262,310)
PEO | Gary M. Small [Member] | Difference in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,659)
PEO | Gary M. Small [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gary M. Small [Member] | Cash Dividends Paid on Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,025
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(80,506)
Non-PEO NEO | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(119,557)
Non-PEO NEO | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			86,933
Non-PEO NEO | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,139)
Non-PEO NEO | Difference in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,542)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Cash Dividends Paid on Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,799